Schedule of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Schedule of Inventory
Work-in-progress for long-term maintenance contracts under completed contract accounting	$ 4,366	$ 3,951	$ 5,989
Consumables	111,926	96,588	105,713
Provision for obsolescence	(10,518)	(10,526)	(9,478)
Inventories	$ 105,774	$ 90,013	$ 102,224